DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Sep. 30, 2016
Interest Rate Derivatives
Schedule of fair value of derivative financial instruments and classification on consolidated balance sheets

Derivatives as of:
September 30, 2016		September 30, 2015
Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Other Assets	$—	Other assets	$—
Accounts payable and accrued liabilities	$1,602	Accounts payable and accrued liabilities	$58

Schedule of effect of derivative financial instrument on consolidated statements of comprehensive income
The following table presents the effect of the Trust's derivative financial instrument on the consolidated statements of comprehensive income (loss) for the years ended September 30, 2016, 2015 and 2014 (dollars in thousands):

	Year Ended September 30,
	2016	2015	2014
Amount of loss recognized on derivative in Other Comprehensive Income	$(1,695)	$(83)	$(37)
Amount of loss reclassified from Accumulated Other Comprehensive (loss) income into Interest Expense	$(150)	$(33)	$(36)

Designated as a hedge
Interest Rate Derivatives
Schedule of interest rate derivative
As of September 30, 2016, the Trust had the following outstanding interest rate derivatives that were designated as cash flow hedges of interest rate risk (dollars in thousands):

Interest Rate Derivative	Notional Amount	Rate	Maturity
Interest Rate Swap	$1,559	5.25%	April 1, 2022
Interest Rate Swap	$26,400	3.61%	May 6, 2023
Interest Rate Swap	$27,000	4.05%	September 19, 2026